Other provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Provision for silicosis settlement	R 252	R 261	R 255
Retirement benefit obligation	0	0	290
Total Other Provisions	252	261
Current portion of other provisions	77	65	19
Non-current portion of other provisions	R 175	R 196	R 526